Discontinued Operations - Selected Financial Information (Details) - Propane Marketing Services - Discontinued Operations, Disposed of by Sale [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	$ 13,108	$ 14,455	$ 12,298
Amortization	2,828	2,806	2,411
Capital expenditures	6,549	17,503	16,398
Impairment of goodwill	12,802	0	0
Loss on sale of assets	2,182	1,060	993
Unrealized (gain) loss on derivative contracts, net	$ (1,072)	$ (11,764)	$ 12,691